Fees Summary	Oct. 06, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,749,000
Previously Paid Amount	0.00
Total Fee Amount	413.16
Total Offset Amount	0.00
Net Fee	413.16
Narrative - Max Aggregate Offering Price	$ 4,749,000
Final Prospectus	true